Variable Interest Entities	12 Months Ended
Dec. 31, 2017
Variable Interest Entity [Abstract]
Variable Interest Entities
VARIABLE INTEREST ENTITIES

Cheniere Holdings
Cheniere Holdings is a limited liability company formed by us in 2013 to hold our Cheniere Partners limited partner interests. As of December 31, 2017 and 2016, we owned 82.7% and 82.6%, respectively, of Cheniere Holdings as well as the director voting share. The director voting share is the sole share entitled to vote in the election of Cheniere Holdings’ board of directors and allows us to remove members of the board of directors at any time and for any reason. If we cease to own greater than 25% of the common shares of Cheniere Holdings or if we choose to relinquish the director voting share, the director voting share will be extinguished.

The board of directors makes all major operating and financial decisions on behalf of Cheniere Holdings. Because ownership of the director voting share allows us to control Cheniere Holdings, irrespective of our majority ownership interest, and the director voting share cannot be removed from our control by the other equity holders of Cheniere Holdings, we have determined that Cheniere Holdings is a variable interest entity. We consolidate Cheniere Holdings in our Consolidated Financial Statements as we have determined that we are its primary beneficiary.

Cheniere Partners
Cheniere Partners is a limited partnership formed by us in 2006 to own and operate the Sabine Pass LNG terminal and related assets. As a result of the mandatory conversion of Cheniere Partners’ Class B units (“Class B units”) on August 2, 2017, as of December 31, 2017, Cheniere Holdings owned a 48.6% limited partner interest in Cheniere Partners in the form of 104.5 million common units and 135.4 million subordinated units, with the remaining non-controlling interest held by Blackstone CQP Holdco LP (“Blackstone CQP Holdco”) and the public. Prior to the conversion, as of December 31, 2016, Cheniere Holdings owned a 55.9% limited partner interest in Cheniere Partners in the form of 12.0 million common units, 45.3 million Class B units and 135.4 million subordinated units, with the remaining non-controlling interest held by Blackstone CQP Holdco and the public. We also own 100% of the general partner interest and the incentive distribution rights in Cheniere Partners.

Cheniere Partners GP, our wholly owned subsidiary, is the general partner of Cheniere Partners. In 2012, Cheniere Partners, Cheniere and Blackstone CQP Holdco entered into a unit purchase agreement (the “Blackstone Unit Purchase Agreement”) whereby Cheniere Partners sold 100.0 million Class B units to Blackstone CQP Holdco in a private placement. The board of directors of Cheniere Partners GP was modified to include three directors appointed by Blackstone CQP Holdco, four directors appointed by us and four independent directors mutually agreed upon by Blackstone CQP Holdco and us and appointed by us. In addition, we provided Blackstone CQP Holdco with a right to maintain one board seat on our Board of Directors (our “Board”). A quorum of Cheniere Partners GP directors consists of a majority of all directors, including at least two directors appointed by Blackstone CQP Holdco, two directors appointed by us and two independent directors. Blackstone CQP Holdco will no longer be entitled to appoint Cheniere Partners GP directors in the event that Blackstone CQP Holdco’s ownership in Cheniere Partners is less than: (1) 20% of outstanding common units, subordinated units and Class B units and (2) 50.0 million Class B units.

As a result of contractual changes in the governance of Cheniere Partners GP in connection with the Blackstone Unit Purchase Agreement, we have determined that Cheniere Partners GP is a variable interest entity and that we, as the holder of the equity at risk, do not have a controlling financial interest due to the rights held by Blackstone CQP Holdco. However, we continue to consolidate Cheniere Partners as a result of Blackstone CQP Holdco’s right to maintain one board seat on our Board which creates a de facto agency relationship between Blackstone CQP Holdco and us. GAAP requires that when a de facto agency relationship exists, one of the members of the de facto agency relationship must consolidate the variable interest entity based on certain criteria. As a result, we consolidate Cheniere Partners in our Consolidated Financial Statements.